THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
COMMON STOCKS (96.8%)
BASIC INDUSTRIES (2.6%)
CHEMICALS (1.3%)
Air Products and Chemicals, Inc..................      130,100   $    4,211,987
Georgia Gulf Corp................................          100            2,550
IMC Global, Inc..................................       52,000          838,500
Lyondell Chemical Co.............................       83,300        1,166,200
PPG Industries, Inc..............................        7,000          409,937
Praxair, Inc.....................................       25,400        1,133,475
Rohm & Haas Co...................................      160,300        5,870,987
Solutia, Inc.....................................       77,000        1,155,000
Union Carbide Corp...............................       76,200        4,457,700
                                                                 --------------
                                                                     19,246,336
                                                                 --------------

FOREST PRODUCTS & PAPER (0.6%)
Bowater, Inc.....................................       18,900          926,100
Fort James Corp..................................       73,700        2,118,875
Georgia-Pacific Group............................        7,200          286,650
International Paper Co...........................       53,800        2,807,687
Louisiana-Pacific Corp...........................       12,500          153,125
Smurfit-Stone Container Corp.+...................       72,800        1,396,850
Temple-Inland, Inc...............................       18,600        1,064,850
                                                                 --------------
                                                                      8,754,137
                                                                 --------------

METALS & MINING (0.7%)
Alcoa, Inc.......................................      102,600        6,720,300
Allegheny Technologies, Inc......................       38,300          964,681
Freeport - McMoran Copper & Gold, Inc.,
  Class B+.......................................       51,700          817,506
Freeport-McMoran Copper & Gold, Inc., Class A+...       11,200          151,900
Reynolds Metals Co...............................       18,700        1,169,919
USX-U.S. Steel Group.............................       24,200          612,562
                                                                 --------------
                                                                     10,436,868
                                                                 --------------
  TOTAL BASIC INDUSTRIES.........................                    38,437,341
                                                                 --------------

CONSUMER GOODS & SERVICES (21.6%)
APPARELS & TEXTILES (0.1%)
Fruit of the Loom, Inc., Class A+................       14,600           27,375
Jones Apparel Group, Inc.+.......................       42,100        1,123,544
                                                                 --------------
                                                                      1,150,919
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

AUTOMOTIVE (1.6%)
Cooper Tire & Rubber Co..........................       12,600   $      189,000
Dana Corp........................................       58,000        1,609,500
Delphi Automotive Systems Corp...................      193,200        3,042,900
Ford Motor Co....................................      283,000       14,291,500
Genuine Parts Co.................................       48,100        1,238,575
Goodyear Tire and Rubber Co......................       51,600        1,741,500
Lear Corp.+......................................       36,800        1,216,700
Tenneco Automotive Inc...........................           80              630
                                                                 --------------
                                                                     23,330,305
                                                                 --------------

BROADCASTING & PUBLISHING (3.9%)
AT&T Corp. - Liberty Media Group, Class A+.......      282,500       11,812,031
Comcast Corp., Class A+..........................      222,700       10,063,256
Gannett Co., Inc.................................      111,100        7,950,594
Knight - Ridder, Inc.............................       38,600        2,106,112
MediaOne Group, Inc.+............................      253,800       20,113,650
New York Times Co., Class A......................       34,600        1,329,937
Times Mirror Co. New.............................       24,200        1,562,412
Washington Post Co., Class B.....................        3,900        2,228,850
                                                                 --------------
                                                                     57,166,842
                                                                 --------------

ENTERTAINMENT, LEISURE & MEDIA (2.5%)
America Online, Inc.+............................      375,400       27,286,887
International Game Technology+...................       51,900          934,200
Seagram Company Ltd. (i).........................      203,900        8,882,394
                                                                 --------------
                                                                     37,103,481
                                                                 --------------

FOOD, BEVERAGES & TOBACCO (3.7%)
Bestfoods........................................       51,900        2,844,769
Coca-Cola Co.....................................      156,600       10,541,137
General Mills, Inc...............................       40,600        1,530,112
H.J. Heinz Co....................................       85,500        3,580,312
Hershey Foods Corp...............................       36,000        1,768,500
Nabisco Holdings Corp., Class A..................        9,300          309,806
PepsiCo, Inc.....................................      179,500        6,203,969
Philip Morris Companies, Inc.....................      601,400       15,824,337
Sara Lee Corp....................................      194,300        4,711,775
Unilever NV-NY Shares (i)........................      124,800        6,793,800
                                                                 --------------
                                                                     54,108,517
                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
HOUSEHOLD APPLIANCES & FURNISHINGS (0.1%)
Furniture Brands International, Inc.+............        5,000   $       97,500
Herman Miller, Inc...............................        1,600           36,600
Leggett & Platt, Inc.............................       64,900        1,391,294
                                                                 --------------
                                                                      1,525,394
                                                                 --------------

HOUSEHOLD PRODUCTS (2.4%)
Clorox Co........................................       60,800        2,709,400
Kimberly-Clark Corp..............................       75,600        4,828,950
Procter & Gamble Co..............................      261,700       28,263,600
Water Pik Technologies, Inc.+....................        1,730           12,140
                                                                 --------------
                                                                     35,814,090
                                                                 --------------

PERSONAL CARE (0.6%)
Gillette Co......................................      216,900        8,716,669
                                                                 --------------
RESTAURANTS & HOTELS (0.3%)
Extended Stay America, Inc.+.....................        3,800           29,212
Hilton Hotels Corp...............................      127,000        1,277,937
Mandalay Resort Group+...........................        4,400          102,575
Mirage Resorts, Inc.+............................      115,600        1,481,125
Starwood Hotels & Resorts Worldwide, Inc.........       84,300        1,880,944
                                                                 --------------
                                                                      4,771,793
                                                                 --------------

RETAIL (6.4%)
Abercrombie & Fitch Co., Class A+................       28,600          925,925
Albertson's, Inc.................................       84,800        2,708,300
CompUSA, Inc.+...................................       13,400           78,725
Dayton Hudson Corp...............................      135,000        9,525,937
Federated Department Stores, Inc.+...............       83,600        3,934,425
Footstar, Inc.+..................................          100            3,319
Gap, Inc.........................................      227,300        9,205,650
Hasbro, Inc......................................       28,800          621,000
Home Depot, Inc..................................      131,300       10,380,906
J.C. Penney, Inc.................................       69,100        1,541,794
Kmart Corp.......................................      144,900        1,439,944
Kroger Co.+......................................      245,000        5,221,562
Mattel, Inc......................................      154,600        2,212,712
May Department Stores Co.........................       88,700        2,982,537
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
RETAIL (CONTINUED)

Nordstrom, Inc...................................       32,600   $      906,687
Reebok International Ltd. (ADR) (i)+.............        6,900           62,100
Safeway, Inc.+...................................      142,100        5,239,937
Sears, Roebuck & Co..............................       91,000        3,111,062
TJX Companies, Inc...............................      109,200        2,859,675
Wal-Mart Stores, Inc.............................      557,200       32,108,650
                                                                 --------------
                                                                     95,070,847
                                                                 --------------
  TOTAL CONSUMER GOODS & SERVICES................                   318,758,857
                                                                 --------------

ENERGY (5.7%)
GAS EXPLORATION (0.0%)
Union Pacific Resources Group, Inc...............       42,400          553,850
                                                                 --------------

OIL-PRODUCTION (5.5%)
Chevron Corp.....................................       89,600        7,935,200
Conoco, Inc., Class A............................       21,000          552,562
Conoco, Inc., Class B............................       81,300        2,129,044
Exxon Corp.......................................      348,300       27,624,544
Mobil Corp.......................................      170,200       17,753,987
Phillips Petroleum Co............................       41,400        1,979,437
Royal Dutch Petroleum Co. - NY Shares (i)........      339,500       19,691,000
Tosco Corp.......................................       64,100        1,734,706
Ultramar Diamond Shamrock Corp...................       30,700          777,094
Valero Energy Corp...............................       24,500          508,375
                                                                 --------------
                                                                     80,685,949
                                                                 --------------

OIL-SERVICES (0.2%)
Cooper Cameron Corp.+............................       20,800          891,800
ENSCO International, Inc.........................       22,400          449,400
Global Marine, Inc.+.............................       67,500        1,033,594
Input/Output, Inc.+..............................       10,300           55,362
R&B Falcon Corp..................................       74,900          926,887
Smith International, Inc.+.......................        8,100          322,987
                                                                 --------------
                                                                      3,680,030
                                                                 --------------
  TOTAL ENERGY...................................                    84,919,829
                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
FINANCE (14.1%)
BANKING (7.9%)
AmSouth Bancorporation...........................       86,700   $    1,956,169
Associated Banc - Corp...........................       13,900          542,969
Astoria Financial Corp...........................       18,700          589,634
BancWest Corp....................................        6,400          282,000
Bank of America Corp.............................      393,800       23,037,300
Bank One Corp....................................      290,800       10,250,700
Charter One Financial, Inc.......................       50,400        1,093,050
Citigroup, Inc...................................      345,100       18,346,497
Colonial BancGroup, Inc..........................        3,600           41,175
Comerica, Inc....................................       38,000        2,014,000
Compass Bancshares, Inc..........................       33,000          837,375
Dime Bancorp, Inc................................       44,600          813,950
First Tennessee National Corp....................       33,100        1,088,162
First Union Corp.................................      285,300       11,037,544
First Virginia Banks, Inc........................        6,100          276,787
Firstar Corp.....................................       46,000        1,196,000
FirstMerit Corp..................................       18,100          470,034
FleetBoston Financial Corp.......................      131,100        4,957,219
Golden West Financial Corp.......................       12,400        1,251,625
GreenPoint Financial Corp........................       32,300          817,594
Hibernia Corp., Class A..........................       36,200          459,287
Huntington Bancshares, Inc.......................       50,300        1,392,681
KeyCorp..........................................      117,600        3,175,200
M & T Bank Corp..................................        1,800          846,000
Mercantile Bankshares Corp.......................       15,700          540,178
National City Corp...............................      141,800        3,536,137
North Fork Bancorporation, Inc...................       29,900          601,737
Pacific Century Financial Corp...................       10,700          209,987
Peoples Heritage Financial Group, Inc............       17,700          299,794
PNC Bank Corp....................................       86,200        4,805,650
Provident Financial Group, Inc...................       14,600          575,787
Regions Financial Corp...........................       62,500        1,714,844
Southtrust Corp..................................       40,500        1,571,906
Sovereign Bancorp, Inc...........................       35,500          315,062
Summit Bancorp...................................       39,800        1,298,475
TCF Financial Corp...............................       31,300          886,181
U.S. Bancorp.....................................      195,100        6,669,981
Union Planters Corp..............................       31,200        1,329,900
Washington Federal, Inc..........................        1,900           39,662
Washington Mutual, Inc...........................      169,000        4,901,000
Wilmington Trust Corp............................        4,400          221,650
                                                                 --------------
                                                                    116,290,883
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

FINANCIAL SERVICES (3.2%)
Associates First Capital Corp., Class A..........      166,200   $    5,526,150
AXA Financial, Inc...............................       70,400        2,367,200
Bear Stearns Companies, Inc......................       26,400        1,077,450
CIT Group, Inc., Class A.........................       64,800        1,344,600
Countrywide Credit Industries, Inc...............       26,800          753,750
E*TRADE Group, Inc.+.............................       44,300        1,331,769
Federal Home Loan Mortgage Corp..................      180,200        8,897,375
Federal National Mortgage Association............       50,400        3,357,900
Finova Group, Inc................................       16,700          621,031
Goldman Sachs Group, Inc.........................      100,300        7,535,037
Household International, Inc.....................      108,300        4,284,619
Merrill Lynch & Co., Inc.........................       93,200        7,514,250
Ocwen Financial Corp.+...........................        2,300           14,950
Paine Webber Group Inc...........................       32,900        1,289,269
TD Waterhouse Group, Inc.+.......................       89,700        1,575,356
                                                                 --------------
                                                                     47,490,706
                                                                 --------------

INSURANCE (3.0%)
Allstate Corp....................................      381,800        9,998,387
Ambac Financial Group, Inc.......................       31,600        1,722,200
American International Group, Inc................       51,900        5,358,675
Aon Corp.........................................      114,300        4,079,081
CIGNA Corp.......................................       58,200        4,786,950
Financial Security Assurance Holdings Ltd........        3,100          163,719
Fremont General Corp.............................        7,200           36,450
Hartford Financial Services Group, Inc...........      107,900        5,037,581
MBIA, Inc........................................       47,800        2,390,000
Mercury General Corp.............................       15,100          352,963
Safeco Corp......................................       58,700        1,390,456
St. Paul Companies, Inc..........................      101,100        3,051,956
Torchmark Corp...................................       29,700          942,975
Travelers Property Casualty Corp., Class A.......       23,600          786,175
UnumProvident Corp...............................      113,400        3,692,588
                                                                 --------------
                                                                     43,790,156
                                                                 --------------
  TOTAL FINANCE..................................                   207,571,745
                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
HEALTH CARE (10.5%)
BIOTECHNOLOGY (0.1%)
Genzyme Corp.+...................................       25,100   $      903,600
Human Genome Sciences, Inc.+.....................        5,800          649,600
IDEC Pharmaceuticals Corp.+......................        4,600          583,050
                                                                 --------------
                                                                      2,136,250
                                                                 --------------

HEALTH SERVICES (0.9%)
Aetna, Inc.......................................       40,000        2,185,000
Columbia / HCA Healthcare Corp...................      153,900        4,193,775
Healthsouth Corp.+...............................      130,700          743,356
Humana, Inc.+....................................       45,900          321,300
Manor Care, Inc..................................       40,200          806,513
Tenet Healthcare Corp.+..........................       94,400        2,106,300
United Healthcare Corp...........................       21,300        1,106,269
Wellpoint Health Networks, Inc.+.................       22,800        1,312,425
                                                                 --------------
                                                                     12,774,938
                                                                 --------------

MEDICAL SUPPLIES (0.5%)
Becton, Dickinson & Co...........................       29,800          812,050
Boston Scientific Corp.+.........................       83,900        1,772,388
Medtronic, Inc...................................       90,700        3,525,963
PE Corp.- PE Biosystems Group....................        6,300          514,238
St. Jude Medical, Inc............................       19,200          510,000
                                                                 --------------
                                                                      7,134,639
                                                                 --------------
PHARMACEUTICALS (9.0%)
Abbott Laboratories..............................      300,800       11,430,400
ALZA Corp.+......................................       97,500        4,210,781
American Home Products Corp......................      329,400       17,128,800
Bristol-Myers Squibb Co..........................      403,400       29,473,413
Eli Lilly & Co...................................      279,800       20,075,650
Forest Laboratories, Inc.+.......................       60,500        3,096,844
Johnson & Johnson................................       27,900        2,894,625
Merck & Co., Inc.................................      104,600        8,211,100
Monsanto Co......................................      248,000       10,462,500
Pfizer, Inc......................................       79,800        2,887,763
Schering-Plough Corp.............................       74,600        3,813,925
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
PHARMACEUTICALS (CONTINUED)

Warner-Lambert Co................................      203,000   $   18,206,563
Watson Pharmaceuticals, Inc.+....................       31,600        1,175,125
                                                                 --------------
                                                                    133,067,489
                                                                 --------------
  TOTAL HEALTH CARE..............................                   155,113,316
                                                                 --------------

INDUSTRIAL PRODUCTS & SERVICES (8.8%)
AEROSPACE (0.5%)
Lockheed Martin Corp.............................      188,100        3,738,488
Raytheon Co., Class A............................       88,700        2,583,388
Raytheon Co., Class B............................       29,300          899,144
                                                                 --------------
                                                                      7,221,020
                                                                 --------------

BUILDING MATERIALS (0.1%)
Owens Corning....................................       16,200          255,150
USG Corp.+.......................................       16,600          823,775
                                                                 --------------
                                                                      1,078,925
                                                                 --------------

CAPITAL GOODS (0.2%)
Eaton Corp.......................................       28,900        2,237,944
Modine Manufacturing Co..........................       10,000          282,500
PACCAR, Inc......................................       23,600          970,550
                                                                 --------------
                                                                      3,490,994
                                                                 --------------

COMMERCIAL SERVICES (0.6%)
Cendant Corp.+...................................      418,500        6,931,406
Equifax, Inc.....................................       69,100        1,710,225
Service Corp. International......................      134,700        1,018,669
                                                                 --------------
                                                                      9,660,300
                                                                 --------------

DIVERSIFIED MANUFACTURING (6.8%)
AlliedSignal, Inc................................      113,300        6,776,756
B.F.Goodrich Co..................................       45,900        1,035,619
Cooper Industries, Inc...........................       40,000        1,717,500
Deere & Co.......................................       93,000        3,993,188
Eastman Kodak Co.................................      132,300        8,186,063
General Electric Co..............................      391,800       50,934,000
Hubbell, Inc., Class B...........................       26,900          749,838
Ingersoll-Rand Co................................       47,600        2,305,625
ITT Industries, Inc..............................       52,500        1,830,938
National Service Industries Inc..................        4,600          135,988
Teledyne Technologies, Inc.+.....................            5               44

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Tyco International Ltd.(i).......................      387,600   $   15,528,225
Xerox Corp.......................................      254,500        6,887,406
                                                                 --------------
                                                                    100,081,190
                                                                 --------------
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co..............................       61,600        3,511,200
W.W. Grainger, Inc...............................       25,100        1,182,838
                                                                 --------------
                                                                      4,694,038
                                                                 --------------

POLLUTION CONTROL (0.3%)
Waste Management, Inc............................      231,800        3,766,750
                                                                 --------------
TEXTILES (0.0%)
Unifi, Inc.......................................        6,500           86,125
                                                                 --------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   130,079,342
                                                                 --------------

TECHNOLOGY (23.1%)
COMPUTER PERIPHERALS (1.7%)
EMC Corp.+.......................................      232,600       19,436,638
Lexmark International Group, Inc., Class A+......       22,700        1,884,100
Quantum Corp.- DLT & Storage Systems+............       36,000          567,000
Seagate Technology, Inc.+........................       77,400        2,863,800
                                                                 --------------
                                                                     24,751,538
                                                                 --------------
COMPUTER SOFTWARE (5.6%)
Adobe Systems, Inc...............................       19,800        1,360,013
BMC Software, Inc.+..............................       54,400        3,961,000
Citrix Systems, Inc.+............................       19,600        1,859,550
Microsoft Corp.+(s)..............................      808,000       73,565,875
Novell, Inc......................................      109,300        2,138,181
                                                                 --------------
                                                                     82,884,619
                                                                 --------------
COMPUTER SYSTEMS (3.2%)
Compaq Computer Corp.............................      306,400        7,487,650
Dell Computer Corp.+.............................      275,300       11,837,900
International Business Machines Corp.(s).........       78,400        8,080,100
Sun Microsystems, Inc.+..........................      155,400       20,551,650
                                                                 --------------
                                                                     47,957,300
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

ELECTRONICS (3.7%)
3Com Corp.+......................................      105,800   $    4,212,163
Cisco Systems, Inc.+.............................      553,500       49,365,281
Symbol Technologies, Inc.........................       25,700        1,225,569
                                                                 --------------
                                                                     54,803,013
                                                                 --------------

INFORMATION PROCESSING (1.1%)
Automatic Data Processing, Inc...................       93,300        4,606,688
DoubleClick, Inc.+...............................        7,300        1,168,456
Electronic Data Systems Corp.....................       78,100        5,022,806
Exodus Communications, Inc.+.....................       12,300        1,326,094
First Data Corp..................................       85,700        3,706,525
                                                                 --------------
                                                                     15,830,569
                                                                 --------------

SEMICONDUCTORS (4.5%)
Applied Materials, Inc.+.........................       60,800        5,924,200
Intel Corp.(s)...................................      570,700       43,765,556
National Semiconductor Corp.+....................       30,400        1,292,000
Texas Instruments, Inc...........................      132,000       12,680,250
Xilinx, Inc.+....................................       24,500        2,192,750
                                                                 --------------
                                                                     65,854,756
                                                                 --------------

TELECOMMUNICATIONS-EQUIPMENT (3.3%)
Lucent Technologies, Inc.........................      499,500       36,494,719
Motorola, Inc....................................      103,400       11,813,450
                                                                 --------------
                                                                     48,308,169
                                                                 --------------
  TOTAL TECHNOLOGY...............................                   340,389,964
                                                                 --------------

TRANSPORTATION (0.7%)
AIRLINES (0.2%)
AMR Corp.+.......................................       26,600        1,619,275
Northwest Airlines Corp.+........................       14,400          337,500
Southwest Airlines Co............................       28,500          464,906
                                                                 --------------
                                                                      2,421,681
                                                                 --------------

RAILROADS (0.5%)
Burlington Northern Railroad Co..................       79,400        2,302,600
CSX Corp.........................................       35,600        1,266,025
Norfolk Southern Corp............................       63,900        1,365,863

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
RAILROADS (CONTINUED)
Union Pacific Corp...............................       62,100   $    2,922,581
Wisconsin Central Transportation Corp.+..........        1,800           25,256
                                                                 --------------
                                                                      7,882,325
                                                                 --------------
TRUCK & FREIGHT CARRIERS (0.0%)
CNF Transportation, Inc..........................        7,700          256,025
Consolidated Freightways Corp.+..................          100              913
Ryder System, Inc................................       10,700          241,419
United Parcel Service, Inc., Class B.............        3,900          257,644
                                                                 --------------
                                                                        756,001
                                                                 --------------
  TOTAL TRANSPORTATION...........................                    11,060,007
                                                                 --------------

UTILITIES (9.7%)
ELECTRIC (2.1%)
Allegheny Energy, Inc............................       33,300          965,700
Carolina Power & Light Co........................       80,900        2,437,113
Central & South West Corp........................      152,300        3,046,000
Cinergy Corp.....................................       42,200        1,068,188
CMS Energy Corp..................................       33,900        1,127,175
Constellation Energy Group.......................       42,000        1,236,375
Dominion Resources, Inc.+(i).....................       59,400        2,695,275
DTE Energy Co....................................       42,000        1,388,625
Entergy Corp.....................................       85,500        2,356,594
FPL Group, Inc...................................       48,400        2,117,500
GPU, Inc.........................................        8,200          262,400
NiSource, Inc....................................       33,700          633,981
Northern States Power Co.........................      103,300        2,111,194
PG&E Corp........................................      116,200        2,599,975
Pinnacle West Capital Corp.......................       24,500          813,094
PP&L Resources, Inc..............................       53,100        1,224,619
TECO Energy, Inc.................................       38,100          762,000
Texas Utilities Co...............................       82,200        2,943,788
USEC, Inc........................................       51,500          424,875
Wisconsin Energy Corp............................       33,200          659,850
                                                                 --------------
                                                                     30,874,321
                                                                 --------------

NATURAL GAS (0.2%)
Columbia Energy Group............................       26,400        1,656,600
Consolidated Natural Gas Co......................       19,900        1,276,088
                                                                 --------------
                                                                      2,932,688
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

TELEPHONE (7.4%)
Global Crossing Ltd.+(i).........................      142,600   $    6,220,925
AT&T Corp........................................      200,100       11,180,588
Bell Atlantic Corp...............................      142,100        8,996,706
GTE Corp.........................................      190,600       13,913,800
Level 3 Communications, Inc.+....................       65,300        4,428,156
MCI WorldCom, Inc.+..............................      382,200       31,603,163
SBC Communications, Inc..........................      622,700       32,341,481
                                                                 --------------
                                                                    108,684,819
                                                                 --------------
  TOTAL UTILITIES................................                   142,491,828
                                                                 --------------
  TOTAL COMMON STOCKS (COST $1,282,953,282)......                 1,428,822,229
                                                                 --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
U.S. TREASURY NOTES (0.2%)
5.38% due 07/31/00 (s) (cost $3,289,312).........  $ 3,289,312        3,282,301
                                                                 --------------

SHORT-TERM INVESTMENTS (3.6%)
OTHER INVESTMENT COMPANIES (3.6%)
J.P. Morgan Institutional Prime Money Market
  (cost $52,762,901).............................   52,762,901       52,762,901
                                                                 --------------
TOTAL INVESTMENTS (COST $1,339,005,495) (100.6%)...............
                                                                  1,484,867,432
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)..................
                                                                     (8,612,693)
                                                                 --------------
NET ASSETS (100.0%)............................................  $1,476,254,739
                                                                 ==============

------------------------------
Note: The cost of investments for federal income tax purposes at November 30, 1999 was $1,340,684,785; the aggregate gross unrealized appreciation and depreciation was $241,950,097 and $97,767,450 respectively, resulting in net unrealized appreciation of $144,182,647.
+ - Non-income producing security.
(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with brokers as initial margin for futures contracts. Total market value of securities segregated is $50,113,804.
(i) - Foreign security.
ADR - American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,339,005,495 )        $1,484,867,432
Receivable for Investments Sold                        14,173,795
Dividends and Interest Receivable                       2,155,520
Deferred Organization Expenses                              3,617
Prepaid Trustees' Fees                                        444
Prepaid Expenses and Other Assets                          32,735
                                                   --------------
    Total Assets                                    1,501,233,543
                                                   --------------
LIABILITIES
Payable to Custodian                                    2,182,597
Payable for Investments Purchased                      21,633,417
Variation Margin Payable                                  617,899
Advisory Fee Payable                                      425,110
Custody Fee Payable                                        47,916
Administrative Services Fee Payable                        30,157
Administration Fee Payable                                  1,283
Fund Services Fee Payable                                     814
Accrued Expenses                                           39,611
                                                   --------------
    Total Liabilities                                  24,978,804
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,476,254,739
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $38,475)                                                   $ 8,696,773
Interest Income                                                     839,555
                                                                -----------
    Investment Income                                             9,536,328
EXPENSES
Advisory Fee                                       $ 2,310,282
Administrative Services Fee                            167,661
Custodian Fees and Expenses                            126,945
Professional Fees and Expenses                          23,891
Fund Services Fee                                       11,507
Administration Fee                                       7,683
Trustees' Fees and Expenses                              5,278
Printing Expenses                                        4,333
Amortization of Organization Expense                       869
Insurance Expense                                          675
                                                   -----------
    Total Expenses                                                2,659,124
                                                                -----------
NET INVESTMENT INCOME                                             6,877,204
NET REALIZED GAIN/(LOSS) ON
  Investments                                       42,280,764
  Futures                                           (1,767,221)
                                                   -----------
    Net Realized Gain                                            40,513,543
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       12,727,698
  Futures                                            2,198,347
                                                   -----------
    Net Change in Unrealized Appreciation                        14,926,045
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $62,316,792
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      6,877,204   $    7,760,571
Net Realized Gain on Investments and Futures
  Contracts                                              40,513,543       34,862,292
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                      14,926,045       97,213,895
                                                   ----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         62,316,792      139,836,758
                                                   ----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           429,513,024      796,144,084
Withdrawals                                            (144,258,533)    (121,433,323)
                                                   ----------------   --------------
    Net Increase from Investors' Transactions           285,254,491      674,710,761
                                                   ----------------   --------------
    Total Increase in Net Assets                        347,571,283      814,547,519
NET ASSETS
Beginning of Period                                   1,128,683,456      314,135,937
                                                   ----------------   --------------
End of Period                                      $  1,476,254,739   $1,128,683,456
                                                   ================   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          FOR THE        FOR THE PERIOD
                                                         FOR THE        FISCAL YEAR     DECEMBER 30, 1996
                                                    SIX MONTHS ENDED   ENDED MAY 31,    (COMMENCEMENT OF
                                                    NOVEMBER 30, 1999  --------------  OPERATIONS) THROUGH
                                                       (UNAUDITED)      1999    1998      MAY 31, 1997
                                                    -----------------  ------  ------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                             0.40%(a)     0.42%   0.45%          0.45%(a)
  Net Investment Income                                    1.04%(a)     1.18%   1.27%          1.54%(a)
  Expenses without Reimbursement                           0.40%(a)     0.42%   0.51%          0.78%(a)
Portfolio Turnover                                        28.64%       50.64%  60.59%         20.47%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on December 30, 1996. The portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,049. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      ("J.P. Morgan"), has agreed to pay the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.35% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. At November 30, 1999, such fees amounted to $2,310,282.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $7,220 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. At November 30, 1999, the fee for these services amounted to $7,683.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the their aggregate average daily net assets and 0.04 % of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. At November 30, 1999, the fee for these services amounted to $167,661.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.45% of the average daily net assets of the portfolio through August 31, 2000. This arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended
      November 30, 1999, J.P. Morgan did not reimburse expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $11,507 for the six months ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1999, were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$    649,932,982   $370,790,001

Futures Transactions as of November 30, 1999 are summarized as follows:

                                                                                   CURRENT MARKET
                                                                   NET UNREALIZED      VALUE
                                                   CONTRACTS LONG   APPRECIATION    OF CONTRACTS
                                                   --------------  --------------  --------------
S & P 500, expiring December 1999................            131   $   1,490,789   $  45,571,625
                                                   =============   =============   =============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in the report.

28